Shareholder Report, Line Graph (Details) B469077_Direxion Daily Consumer Discretionary Bull 3X Shares_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Nov. 29, 2018	Oct. 31, 2025
Direxion Daily Consumer Discretionary Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name								Direxion Daily Consumer Discretionary Bull 3X Shares NAV
Accumulated Value	$ 15,649	$ 8,792	$ 9,492	$ 37,234	$ 14,609	$ 12,783	$ 10,000	$ 21,604
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
Accumulated Value	22,949	16,628	15,096	17,680	12,371	11,276	10,000	$ 27,872
Consumer Discretionary Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Consumer Discretionary Select Sector Index
Accumulated Value	$ 19,504	$ 14,920	$ 13,983	$ 19,367	$ 13,660	$ 11,396	$ 10,000	$ 23,970